STOCK OPTION PLANS (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 202,000	$ 508,000	$ 743,689	$ 383,604
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	78,000	282,000	337,494	101,566
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 124,000	$ 226,000	$ 406,195	$ 282,038